UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Insight Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: December 31, 2021

Item 1 - Report to Shareholders

Morgan Stanley Insight Fund

Annual Report

December 31, 2021

Morgan Stanley Insight Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Consolidated Expense Example	10
Consolidated Portfolio of Investments	12
Consolidated Statement of Assets and Liabilities	17
Consolidated Statement of Operations	18
Consolidated Statements of Changes in Net Assets	19
Consolidated Notes to Financial Statements	20
Consolidated Financial Highlights	42
Report of Independent Registered Public Accounting Firm	48
Liquidity Risk Management Program	49
U.S. Customer Privacy Notice	50
Trustee and Officer Information	53
Federal Tax Notice	60

Welcome Shareholder,

We are pleased to provide this Annual Report, in which you will learn how your investment in Morgan Stanley Insight Fund (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended December 31, 2021

Total Return for the 12 Months Ended December 31, 2021
Class A	Class L	Class I	Class C	Class IS	Class IR	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
–6.60%	–6.98%	–6.35%	–7.25%	–6.24%	–6.23%	25.85%	16.77%

The performance of Morgan Stanley Insight Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

U.S. equity markets saw increased short-term volatility in 2021 but ultimately overcame concerns about new COVID-19 variants, inflation, and fiscal and monetary policy uncertainties to end the year higher. The economic recovery progressed due to easing restrictions and increasing vaccinations, along with support from the federal government's pandemic relief and accommodative monetary policy. Inflation persisted longer than expected, in part due to pandemic-related supply-side disruptions and labor shortages, leading the U.S. Federal Reserve and other central banks around the world to begin withdrawing monetary stimulus measures. The clarity on monetary policy and early evidence that the highly contagious omicron variant could be less deadly led markets to rally at year-end.

U.S. growth equities, as measured by the Russell 3000® Growth Index (the "Index"), advanced over the period. All sectors in the Index posted double-digit positive returns, led by energy. Health care had the smallest gain in the Index.

Performance Analysis

All share classes of the Fund underperformed the Index and the Lipper Multi-Cap Growth Funds Index for the 12 months ended December 31, 2021, assuming no deduction of applicable sales charges.

The long-term investment horizon and conviction-weighted investment approach embraced by the team since 1998 can result in periods of performance deviation from the benchmark and peers. The Fund underperformed the Index this reporting period primarily due to unfavorable stock selection with sector allocations detracting to a lesser extent.

Greater market volatility and a widespread sell-off in high growth and high multiple equities was a significant headwind to portfolio performance through much of 2021. We believe the sell-off was driven by a broad rotation out of such names and not due to company-specific fundamentals, which, across most of the portfolio, remained largely robust. The portfolio's lack of exposure to some of the largest benchmark holdings also weighed on relative performance. Overall, we tried to take advantage of the volatility and opportunistically added to some positions and initiated new positions, in holdings where we believe the fundamentals remained intact and the valuation became more attractive.

The largest detractors were the information technology, communication services and consumer discretionary sectors, where mixed stock selection had an adverse impact on relative performance.

Slightly offsetting the relative underperformance were a sector overweight in communication services and a sector underweight in industrials, which were modestly beneficial to relative returns. However, unfavorable stock selection in both sectors outweighed the positive contribution from the sector weightings.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 12/31/21
Snowflake, Inc., Class A	7.3%
Shopify, Inc., Class A	6.8
Cloudflare, Inc., Class A	6.3
ROBLOX Corp., Class A	5.4
DoorDash, Inc., Class A	4.6
Datadog, Inc., Class A	4.0
Block, Inc., Class A	4.0
Unity Software, Inc.	3.8
Bill.Com Holdings, Inc.	3.8
Snap, Inc., Class A	3.7
TOP FIVE INDUSTRIES as of 12/31/21
Information Technology Services	29.6%
Software	21.2
Internet & Direct Marketing Retail	11.3
Interactive Media & Services	8.9
Entertainment	7.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal circumstances, the Fund's assets will be invested primarily in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2020 was between $18.2 million and $2.1 trillion. The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Fund may invest in equity securities. The Fund may, but it is not required to, use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the Fund's exposure in the types of securities listed in the Fund's prospectus to the extent they have economic characteristics similar to such securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of a $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended December 31, 2021 (unaudited)
Symbol	Class A Shares* (since 07/28/97) CPOAX		Class L Shares** (since 07/28/97) CPOCX	Class I Shares*** (since 07/28/97) CPODX	Class C Shares† (since 04/30/15) MSCMX		Class IS Shares†† (since 09/13/13) MCRTX	Class IR Shares††† (since 07/12/19) MBIRX
1 Year	–6.60 –11.50[4]	%[3]	–6.98 —%[3]	–6.35 —%[3]	–7.25 –7.99[4]	%[3]	–6.24 —%[3]	–6.23%[3]
5 Years	34.79[3] 33.34[4]		34.14[3] —	35.16[3] —	33.80[3] 33.80[4]		35.21[3] —	— —
10 Years	23.30[3] 22.64[4]		22.67[3] —	23.67[3] —	— —		— —	— —
Since Inception	12.73[3] 12.48[4]		12.00[3] —	13.02[3] —	23.74[3] 23.74[4]		23.65[3] —	30.44[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class IS and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class IS has no sales charge.

†††  Class IR has no sales charge.

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on December 31, 2021.

Consolidated Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/21 – 12/31/21.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Consolidated Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	07/01/21	12/31/21	07/01/21 – 12/31/21
Class A
Actual (–16.76% return)	$1,000.00	$832.40	$5.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.75
Class L
Actual (–16.94% return)	$1,000.00	$830.60	$7.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88
Class I
Actual (–16.65% return)	$1,000.00	$833.50	$3.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.92	$4.33
Class C
Actual (–17.06% return)	$1,000.00	$829.40	$8.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.03	$9.25
Class IS
Actual (–16.60% return)	$1,000.00	$834.00	$3.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.48	$3.77
Class IR
Actual (–16.60% return)	$1,000.00	$834.00	$3.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.48	$3.77

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.13%, 1.55%, 0.85%, 1.82%, 0.74% and 0.74 for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2021

NUMBER OF SHARES		VALUE
	Common Stocks (96.8%)
	Automobiles (0.6%)
375,263	Rivian Automotive, Inc., Class A (a)	$38,911,020
	Biotechnology (1.3%)
77,318	Alnylam Pharmaceuticals, Inc. (a)	13,111,587
1,593,475	Ginkgo Bioworks Holdings, Inc. (a)(b)	13,241,777
260,004	Intellia Therapeutics, Inc. (a)	30,742,873
84,497	Moderna, Inc. (a)	21,460,548
		78,556,785
	Capital Markets (1.0%)
239,537	Coinbase Global, Inc., Class A (a)	60,451,953
	Entertainment (7.7%)
3,237,531	ROBLOX Corp., Class A (a)	333,983,698
637,408	Sea Ltd. ADR (a)	142,594,544
		476,578,242
	Equity Real Estate Investment Trusts (REITs) (0.6%)
4,148,488	WeWork, Inc., Class A REIT (a)	35,676,997
	Health Care Providers & Services (2.8%)
4,119,249	Agilon Health, Inc. (a)	111,219,723
597,868	Guardant Health, Inc. (a)	59,798,757
		171,018,480
	Health Care Technology (3.5%)
548,668	Doximity, Inc., Class A (a)	27,504,727
865,873	GoodRx Holdings, Inc., Class A (a)	28,296,730
612,459	Veeva Systems, Inc., Class A (a)	156,471,025
		212,272,482
NUMBER OF SHARES		VALUE
	Information Technology Services (29.6%)
42,647	Adyen N.V. (a)	$112,231,631
1,506,569	Block, Inc., Class A (a)	243,325,959
2,938,269	Cloudflare, Inc., Class A (a)	386,382,373
698,731	Fastly, Inc., Class A (a)	24,770,014
304,009	Shopify, Inc., Class A (a)	418,738,957
1,332,536	Snowflake, Inc., Class A (a)	451,396,570
697,589	Twilio, Inc., Class A (a)	183,703,087
		1,820,548,591
	Interactive Media & Services (8.9%)
4,866,547	Snap, Inc., Class A (a)	228,873,705
5,165,302	Twitter, Inc. (a)	223,244,353
1,513,110	ZoomInfo Technologies, Inc., Class A (a)	97,141,662
		549,259,720
	Internet & Direct Marketing Retail (11.2%)
3,204,170	Coupang, Inc. (a)	94,138,515
1,904,535	DoorDash, Inc., Class A (a)	283,585,262
6,182,808	Grab Holdings Ltd., Class A (a)(c)	42,320,084
6,125,649	Grab Holdings Ltd., Class A (a)	43,675,877
76,710	MercadoLibre, Inc. (a)	103,435,764
641,969	Wayfair, Inc., Class A (a)	121,954,851
		689,110,353
	Leisure Products (1.3%)
2,288,807	Peloton Interactive, Inc., Class A (a)	81,847,738
	Life Sciences Tools & Services (1.1%)
436,746	10X Genomics, Inc., Class A (a)	65,057,684
	Pharmaceuticals (2.9%)
4,530,001	Royalty Pharma PLC, Class A (United Kingdom)	180,520,540

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2021 continued

NUMBER OF SHARES		VALUE
	Real Estate Management & Development (1.0%)
1,660,695	Redfin Corp. (a)	$63,754,081
	Semiconductors & Semiconductor Equipment (0.9%)
3,622,037	Heliogen, Inc. (a)(c)	53,403,313
	Software (20.2%)
2,561,965	Aurora Innovation, Inc. (a)(c)	27,261,101
926,334	Bill.Com Holdings, Inc. (a)	230,796,116
3,409,047	Cipher Mining Technologies, Inc. (a)	15,783,888
1,393,154	Datadog, Inc., Class A (a)	248,134,659
7,321,373	IronSource Ltd., Class A (a)(c)	51,567,359
1,714,988	IronSource Ltd., Class A (a)	13,274,007
52,686	MicroStrategy, Inc., Class A (a)	28,687,000
2,456,639	Trade Desk, Inc. (The), Class A (a)	225,126,398
1,642,747	Unity Software, Inc. (a)	234,896,393
918,677	Zoom Video Communications, Inc., Class A (a)	168,953,887
		1,244,480,808
	Specialty Retail (2.2%)
574,701	Carvana Co. (a)	133,209,945
	Total Common Stocks (Cost $4,957,083,866)	5,954,658,732
NUMBER OF WARRANTS
	Warrant (0.0%) (d)
	Biotechnology
343,913	Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)(b) (Cost $1,145,230)	770,365
NUMBER OF SHARES		VALUE
	Preferred Stocks (1.1%)
	Electronic Equipment, Instruments & Components (0.0%) (d)
82,075	Magic Leap, Series C (a)(c)(e) (acquisition cost - $1,890,434; acquired 12/22/15)	$—
	Internet & Direct Marketing Retail (0.1%)
142,560	Overstock.com, Inc., Series A-1	6,700,320
	Software (1.0%)
253,991	Databricks, Inc. (a)(c)(e) (acquisition cost - $55,992,926; acquired 8/31/21)	57,305,449
197,427	Lookout, Inc., Series F (a)(c)(e) (acquisition cost - $2,255,228; acquired 6/17/14)	933,830
		58,239,279
	Total Preferred Stocks (Cost $60,885,990)	64,939,599
	Investment Company (1.0%)
1,734,013	Grayscale Bitcoin Trust (a) (Cost $76,624,883)	59,389,945
NUMBER OF SHARES (000)
	Short-Term Investments (1.1%)
	Securities held as Collateral on Loaned Securities (0.2%)
	Investment Company (0.2%)
12,790	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9)	12,789,893

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2021 continued

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.0%) (d)
$128	HSBC Securities USA, Inc. (0.05%, dated 12/31/21, due 1/3/22; proceeds $127,899; fully collateralized by U.S. Government obligations; 0.00% due 5/15/25 - 11/15/28; valued at $130,457)	$127,899
2,302	Merrill Lynch & Co., Inc. (0.05%, dated 12/31/21, due 1/3/22; proceeds $2,302,190; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 7/31/23 - 7/31/25; valued at $2,348,231)	2,302,181
	Total Securities held as Collateral on Loaned Securities (Cost $15,219,973)	15,219,973
NUMBER OF SHARES (000)
	Investment Company (0.9%)
52,547	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9) (Cost $52,547,198)	52,547,198
	Total Short-Term Investments (Cost $67,767,171)	67,767,171
Total Investments Excluding Purchased Options (Cost $5,163,507,140)	100.0%	6,147,525,812
NUMBER OF SHARES (000)		VALUE
Total Purchased Options Outstanding (Cost $38,817,261)	0.1%	$8,871,016
Total Investments (Cost $5,202,324,401) Including $13,688,747 of Securities Loaned (f)(g)	100.1%	6,156,396,828
Liabilities in Excess of Other Assets	(0.1)	(4,976,269)
Net Assets	100.0%	$6,151,420,559

  ADR  American Depositary Receipt.

  REIT  Real Estate Investment Trust.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at December 31, 2021.

  (c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2021 amounts to $232,791,136 and represents 3.8% of net assets.

  (d)  Amount is less than 0.05%.

  (e)  At December 31, 2021, the Fund held fair valued securities valued at $58,239,279, representing 0.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (f)  Securities are available for collateral in connection with purchased options.

  (g)  At December 31, 2021, the aggregate cost for federal income tax purposes is $5,231,848,636. The aggregate gross unrealized appreciation is $1,578,222,799 and the aggregate gross unrealized depreciation is $654,321,146, resulting in net unrealized appreciation of $923,901,653.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2021 continued

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2021:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	1,415,479,829	1,415,480	$1,416	$7,555,803	$(7,554,387)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	1,670,325,800	1,670,326	5,046,054	8,018,591	(2,972,537)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	1,458,081,129	1,458,081	71,446	7,242,384	(7,170,938)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	1,715,752,843	1,715,753	2,137,828	7,993,418	(5,855,590)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	790,635,623	790,636	1,064,986	5,369,997	(4,305,011)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	497,090,986	497,091	549,286	2,637,068	(2,087,782)
							$8,871,016	$38,817,261	$(29,946,245)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Summary of Investments ◼ December 31, 2021

INDUSTRY†	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$1,820,548,591		29.6%
Software	1,302,720,087		21.2
Internet & Direct Marketing Retail	695,810,673		11.3
Interactive Media & Services	549,259,720		8.9
Entertainment	476,578,242		7.8
Health Care Technology	212,272,482		3.5
Pharmaceuticals	180,520,540		2.9
Health Care Providers & Services	171,018,480		2.8
Specialty Retail	133,209,945		2.2
Investment Companies	111,937,143		1.9
Leisure Products	81,847,738		1.3
Biotechnology	79,327,150		1.3
Life Sciences Tools & Services	65,057,684		1.1
Real Estate Management & Development	63,754,081		1.0
Capital Markets	60,451,953		1.0
Semiconductors & Semiconductor Equipment	53,403,313		0.9
Automobiles	38,911,020		0.6
Equity Real Estate Investment Trusts	35,676,997		0.6
Call Option Purchased	8,871,016		0.1
Electronic Equipment, Instruments & Components	—	††	0.0
Total Investments	$6,141,176,855	††	100.0%

  †  Does not reflect the value of securities held as collateral on loaned securities.

  ††  Includes a security valued at zero.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements

Consodated Statement of Assets and Liabilities December 31, 2021

Assets:
Investments in securities, at value (cost $5,136,987,310) (Including $13,688,747 for securities loaned)	$6,091,059,737
Investment in affiliate, at value (cost $65,337,091)	65,337,091
Total investments in securities, at value (cost $5,202,324,401)	6,156,396,828
Cash from Securities Lending	18,521
Receivable for:
Investments sold	50,137,604
Shares of beneficial interest sold	6,518,809
Securities lending income	122,549
Dividends from affiliate	1,281
Interest	27
Prepaid expenses and other assets	318,287
Total Assets	6,213,513,906
Liabilities:
Collateral on securities loaned, at value	15,238,494
Due to broker	9,514,000
Payable for:
Shares of beneficial interest redeemed	31,060,481
Advisory fee	3,429,257
Transfer and sub transfer agent fees	1,131,421
Distribution fee	943,842
Administration fee	445,860
Investments purchased	4,526
Organization costs for subsidiary	37,152
Accrued expenses and other payables	288,314
Total Liabilities	62,093,347
Net Assets	$6,151,420,559
Composition of Net Assets:
Paid-in-Capital	$4,579,573,336
Total Distributable Earnings	1,571,847,223
Net Assets	$6,151,420,559
Class A Shares:
Net Assets	$2,599,064,112
Shares Outstanding (unlimited shares authorized, $0.01 par value)	39,451,383
Net Asset Value Per Share	$65.88
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$69.53
Class L Shares:
Net Assets	$44,361,019
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,109,109
Net Asset Value Per Share	$40.00
Class I Shares:
Net Assets	$2,746,086,008
Shares Outstanding (unlimited shares authorized, $0.01 par value)	35,914,119
Net Asset Value Per Share	$76.46
Class C Shares:
Net Assets	$357,117,548
Shares Outstanding (unlimited shares authorized, $0.01 par value)	9,224,649
Net Asset Value Per Share	$38.71
Class IS Shares:
Net Assets	$209,463,373
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,720,574
Net Asset Value Per Share	$76.99
Class IR Shares:
Net Assets	$195,328,499
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,528,879
Net Asset Value Per Share	$77.24

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statement of Operations For the year ended December 31, 2021

Net Investment Loss: Income
Income from securities loaned - net	$9,853,778
Dividends	4,007,038
Dividends from affiliate (Note 9)	34,522
Total Income	13,895,338
Expenses
Advisory fee (Note 4)	47,403,813
Distribution fee (Class A shares) (Note 5)	8,486,392
Distribution fee (Class L shares) (Note 5)	423,949
Distribution fee (Class C shares) (Note 5)	4,295,339
Sub transfer agent fees and expenses (Class A shares)	4,401,301
Sub transfer agent fees and expenses (Class L shares)	27,859
Sub transfer agent fees and expenses (Class I shares)	3,739,695
Sub transfer agent fees and expenses (Class C shares)	325,935
Administration fee (Note 4)	6,188,748
Registration fees	1,061,342
Shareholder reports and notices	412,032
Transfer agent fees and expenses (Class A shares) (Note 7)	102,646
Transfer agent fees and expenses (Class L shares) (Note 7)	7,904
Transfer agent fees and expenses (Class I shares) (Note 7)	69,252
Transfer agent fees and expenses (Class C shares) (Note 7)	39,390
Transfer agent fees and expenses (Class IS shares) (Note 7)	7,320
Transfer agent fees and expenses (Class IR shares) (Note 7)	2,124
Custodian fees (Note 8)	177,491
Professional fees	141,173
Trustees' fees and expenses	82,368
Interest expenses	24,841
Organization costs for subsidiary	52,229
Other	136,632
Total Expenses	77,609,775
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(151,295)
Net Expenses	77,458,480
Net Investment Loss	(63,563,142)
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	955,293,123
Foreign currency translation	(5,122)
Net Realized Gain	955,288,001
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,392,764,245)
Foreign currency translation	(4,918)
Net Change in Unrealized Appreciation (Depreciation)	(1,392,769,163)
Net Loss	(437,481,162)
Net Decrease	$(501,044,304)

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2021	FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31, 2020*	FOR THE YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(63,563,142)	$(6,019,279)	$(38,785,397)
Net realized gain	955,288,001	568,240,138	647,461,594
Net change in unrealized appreciation (depreciation)	(1,392,769,163)	(533,059,258)	2,635,686,201
Net Increase (Decrease)	(501,044,304)	29,161,601	3,244,362,398
Dividends and Distributions to Shareholders:
Class A shares	(356,633,113)	(281,453,683)	(66,916,406)
Class L shares	(9,097,212)	(6,950,808)	(2,911,040)
Class I shares	(329,427,045)	(235,943,192)	(40,209,300)
Class C shares	(76,716,939)	(47,020,308)	(10,874,279)
Class IS shares	(24,000,568)	(6,372,901)	(46,690)
Class IR shares	(22,195,273)	(23,259,098)	(7,708,562)
Total Dividends and Distributions to Shareholders	(818,070,150)	(600,999,990)	(128,666,277)
Net increase from transactions in shares of beneficial interest	8,176,127	744,392,039	2,113,126,720
Net Increase (Decrease)	(1,310,938,327)	172,553,650	5,228,822,841
Net Assets:
Beginning of period	7,462,358,886	7,289,805,236	2,060,982,395
End of Period	$6,151,420,559	$7,462,358,886	$7,289,805,236

*  Not consolidated.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021

1. Organization and Accounting Policies

Morgan Stanley Insight Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

In December 2020, the Fund's Board of Trustees (the "Trustees") approved a proposal to amend the fiscal year end from November 30 to December 31. The primary goal was to align the year end and capital gains distributions of the Fund with similar Morgan Stanley Funds.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class IS shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class L shares, Class I shares, Class IS shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2021, the Subsidiary represented $62,497,099 or 1.02% of the total net assets of the Fund.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (7) Private Investment in Public Equity ("PIPE") investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2021:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$13,688,747	(a)	$—	$(13,688,747	)(b)(c)	$0

(a)  Represents market value of loaned securities at year end.

(b)  The Fund received cash collateral of $15,238,494, of which $15,219,973 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of December 31, 2021, there was uninvested cash of $18,521, which is not reflected in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2021:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$15,238,494	$—	$—	$—	$15,238,494
Total Borrowings	$15,238,494	$—	$—	$—	$15,238,494
Gross amount of recognized liabilities for securities lending transactions					$15,238,494

F. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Consolidated Portfolio of Investments.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Common Stocks
Automobiles	$38,911,020	$—	$—		$38,911,020
Biotechnology	78,556,785	—	—		78,556,785
Capital Markets	60,451,953	—	—		60,451,953
Entertainment	476,578,242	—	—		476,578,242
Equity Real Estate Investment Trusts	35,676,997	—	—		35,676,997
Health Care Providers & Services	171,018,480	—	—		171,018,480
Health Care Technology	212,272,482	—	—		212,272,482
Information Technology Services	1,820,548,591	—	—		1,820,548,591
Interactive Media & Services	549,259,720	—	—		549,259,720
Internet & Direct Marketing Retail	646,790,269	42,320,084	—		689,110,353
Leisure Products	81,847,738	—	—		81,847,738
Life Sciences Tools & Services	65,057,684	—	—		65,057,684
Pharmaceuticals	180,520,540	—	—		180,520,540
Real Estate Management & Development	63,754,081	—	—		63,754,081
Semiconductors & Semiconductor Equipment	—	53,403,313	—		53,403,313
Software	1,165,652,348	78,828,460	—		1,244,480,808
Specialty Retail	133,209,945	—	—		133,209,945
Total Common Stocks	5,780,106,875	174,551,857	—		5,954,658,732
Warrant			—		—
Biotechnology	770,365	—	—		770,365
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Internet & Direct Marketing Retail	6,700,320	—	—		6,700,320
Software	—	—	58,239,279		58,239,279
Total Preferred Stocks	6,700,320	—	58,239,279	†	64,939,599	†
Investment Company	59,389,945	—	—		59,389,945
Call Options Purchased	—	8,871,016	—		8,871,016

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets (cont'd):
Short-Term Investments
Investment Company	$65,337,091	$—	$—		$65,337,091
Repurchase Agreements	—	2,430,080	—		2,430,080
Total Short-Term Investments	65,337,091	2,430,080	—		67,767,171
Total Assets	$5,912,304,596	$185,852,953	$58,239,279	†	$6,156,396,828	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK		PREFERRED STOCKS
Beginning Balance	$6,032,738		$612,024	†
Purchases	—		55,992,926
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	(6,032,738	)††	—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		1,634,329
Realized gains (losses)	—		—
Ending Balance	$—		$58,239,279	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021	$—		$1,634,329

†  Includes a security valued at zero.

††  A security transferred out of level 3 due to an Initial Public Offering.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2021.

	FAIR VALUE AT DECEMBER 31, 2021	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*	IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Preferred Stocks	$58,239,279	Market Transaction Method	Precedent Transaction	$220.45	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	10.0%–13.5% / 11.0%	Decrease
			Perpetual Growth Rate	3.0%–4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.3x–49.7x / 38.0x	Increase
			Discount for Lack of Marketability	12.0%–13.0% / 12.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

As of December 31, 2021, the Fund did not have any open PIPE contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2021:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$8,871,016	(d)

(d)  Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2021 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(e)
Currency Risk	$(22,178,292)

(e)  Amounts are included in Realized Gain (Loss) on Investments in the Consolidated Statement of Operations.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(f)
Currency Risk	$(12,375,514)

(f)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At December 31, 2021, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS(g)		LIABILITIES(g)
Purchased Options	$8,871,016	(d)	$—

(d)  Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.

(g)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2021:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(h)	NET AMOUNT (NOT LESS THAN $0)
BNP Paribas	$1,416	$—	$(1,416)	$0
Goldman Sachs International	5,117,500	—	(5,117,500)	0
JP Morgan Chase Bank NA	3,752,100	—	(3,752,100)	0
Total	$8,871,016	$—	$(8,871,016)	$0

(h)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended December 31, 2021, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	6,554,444,930
Derivative Contracts — PIPE:
Average monthly notional amount	$119,263,288

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the year ended December 31, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.61% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C, 0.85% for Class IS and 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2021, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2021, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $167,821 and $152,973, respectively, and received $2,915,012 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2021		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31, 2020*		FOR THE YEAR ENDED NOVEMBER 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	10,616,212	$916,595,623	2,426,308	$207,252,737	28,362,363	$1,752,715,329
Reinvestment of distributions	5,221,162	352,741,676	3,403,225	278,315,737	1,676,943	65,970,918
Redeemed	(18,514,744)	(1,518,120,669)	(1,468,208)	(123,452,540)	(16,162,688)	(948,672,904)
Net increase (decrease) — Class A	(2,677,370)	(248,783,370)	4,361,325	362,115,934	13,876,618	870,013,343
CLASS L SHARES
Exchanged	4,037	173,112	2,648	142,866	2,160	65,436
Reinvestment of distributions	215,847	8,856,193	123,981	6,690,041	103,404	2,810,518
Redeemed	(170,977)	(9,082,634)	(20,978)	(1,171,012)	(175,960)	(7,262,054)
Net increase (decrease) — Class L	48,907	(53,329)	105,651	5,661,895	(70,396)	(4,386,100)
CLASS I SHARES
Sold	17,273,303	1,672,434,950	1,800,229	174,071,178	31,050,994	2,035,840,229
Reinvestment of distributions	4,192,753	328,753,768	2,507,723	233,243,324	901,879	39,845,021
Redeemed	(20,385,272)	(1,896,553,153)	(1,390,596)	(133,563,466)	(14,975,673)	(987,946,035)
Net increase — Class I	1,080,784	104,635,565	2,917,356	273,751,036	16,977,200	1,087,739,215
CLASS C SHARES
Sold	1,987,315	108,901,470	374,330	20,882,987	3,627,926	144,925,686
Reinvestment of distributions	1,914,285	76,035,417	881,868	46,483,246	398,522	10,640,545
Redeemed	(2,102,715)	(105,114,895)	(153,818)	(8,428,563)	(1,534,803)	(58,664,203)
Net increase — Class C	1,798,885	79,821,992	1,102,380	58,937,670	2,491,645	96,902,028
CLASS IS SHARES
Sold	1,829,905	183,982,049	174,513	16,981,856	852,476	74,165,508
Reinvestment of distributions	304,036	24,000,568	68,174	6,372,901	1,053	46,690
Redeemed	(452,230)	(43,843,320)	(27,672)	(2,688,351)	(38,308)	(3,062,526)
Net increase — Class IS	1,681,711	164,139,297	215,015	20,666,406	815,221	71,149,672
CLASS IR SHARES
Sold	—	—	—	—	1,005,248	44,000,000
Reinvestment of distributions	280,243	22,195,273	248,097	23,259,098	173,382	7,708,562
Redeemed	(1,175,263)	(113,779,301)	—	—	(713,398)	(60,000,000)
Net increase (decrease) — Class IR	(895,020)	(91,584,028)	248,097	23,259,098	465,232	(8,291,438)
Net increase in Fund	1,037,897	$8,176,127	8,949,824	$744,392,039	34,555,520	$2,113,126,720

*  Not consolidated.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

7. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2021, aggregated $5,303,913,329 and $5,515,341,977, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended December 31, 2021, advisory fees paid were reduced by $151,295 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2021 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2020	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE DECEMBER 31, 2021
Liquidity Funds	$690,297,165	$3,247,471,297	$3,872,431,371	$34,522	$—	$—	$65,337,091

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended December 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 DISTRIBUTIONS PAID FROM:		PERIOD FROM DECEMBER 1, 2020 THROUGH DECEMBER 31, 2020 DISTRIBUTIONS PAID FROM:		2020 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$67,206,228	$750,863,922	$47,000,308	$553,999,682	$5,798,703	$122,867,574

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$—	$662,348,980

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

QUALIFIED LATE YEAR ORDINARY LOSSES	POST OCTOBER CAPITAL LOSSES
$5,516,470	$8,772,778

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies ("SPAC"): The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2021 continued

managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the year ended December 31, 2021, the Fund did not have any borrowings under the Facility.

13. Other

At December 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 18.8%.

Morgan Stanley Insight Fund

Consolidated Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$80.81		$87.67		$43.85		$39.12		$40.28		$31.06
Income (loss) from investment operations:
Net investment loss(2)	(0.79)		(0.07)		(0.65)		(0.29)		(0.24)		(0.30)
Net realized and unrealized gain (loss)	(4.30)		0.53		47.31		8.07		8.25		12.43
Total income (loss) from investment operations	(5.09)		0.46		46.66		7.78		8.01		12.13
Less distributions from:
Net investment Income	(0.02)		—		—		—		—		—
Net realized gain	(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	(9.84)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$65.88		$80.81		$87.67		$43.85		$39.12		$40.28
Total Return(3)	(6.60)%		0.44	%(6)	114.36%		21.87%		24.69%		42.79%
Ratios to Average Net Assets:
Net expenses	1.10	%(4)	1.05	%(4)(7)	1.09	%(4)	1.16	%(4)	1.14	%(4)	1.23	%(4)(8)
Net expenses excluding interest expenses	1.10	%(4)	N/A		1.09	%(4)	N/A		N/A		N/A
Net investment loss	(0.92	)%(4)	(1.02	)%(4)(7)	(1.08	)%(4)	(0.70	)%(4)	(0.64	)%(4)	(0.86	)%(4)(8)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.01	%(7)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$2,599,064		$3,404,472		$3,311,047		$1,047,509		$633,294		$308,159
Portfolio turnover rate	72%		17	%(6)	55%		93%		73%		69%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.26%	(0.89)%

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$53.31		$60.31		$31.22		$28.88		$32.18		$25.51
Income (loss) from investment operations:
Net investment loss(2)	(0.76)		(0.07)		(0.62)		(0.35)		(0.30)		(0.38)
Net realized and unrealized gain (loss)	(2.73)		0.39		32.55		5.74		6.17		9.96
Total income (loss) from investment operations	(3.49)		0.32		31.93		5.39		5.87		9.58
Less distributions from:
Net investment Income	(0.00	)(3)	—		—		—		—		—
Net realized gain	(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$40.00		$53.31		$60.31		$31.22		$28.88		$32.18
Total Return(4)	(6.98)%		0.39	%(7)	113.35%		21.29%		24.10%		42.02%
Ratios to Average Net Assets:
Net expenses	1.53	%(5)	1.52	%(5)(8)	1.58	%(5)	1.63	%(5)	1.62	%(5)	1.76	%(5)(9)
Net expenses excluding interest expenses	1.53	%(5)	N/A		1.58	%(5)	N/A		N/A		N/A
Net investment loss	(1.35	)%(5)	(1.49	)%(5)(8)	(1.56	)%(5)	(1.20	)%(5)	(1.08	)%(5)	(1.39	)%(5)(9)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.01	%(8)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$44,361		$56,517		$57,565		$31,998		$29,730		$27,412
Portfolio turnover rate	72%		17	%(7)	55%		93%		73%		69%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Amount is less than $0.005 per share.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

(9)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.80%	(1.43)%

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$91.91		$98.70		$48.87		$43.14		$43.40		$33.15
Income (loss) from investment operations:
Net investment loss(2)	(0.63)		(0.06)		(0.57)		(0.20)		(0.16)		(0.19)
Net realized and unrealized gain (loss)	(4.96)		0.59		53.24		8.98		9.07		13.35
Total income (loss) from investment operations	(5.59)		0.53		52.67		8.78		8.91		13.16
Less distributions from:
Net investment income	(0.04)		—		—		—		—		—
Net realized gain	(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	(9.86)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$76.46		$91.91		$98.70		$48.87		$43.14		$43.40
Total Return(3)	(6.35)%		0.46	%(6)	114.94%		22.17%		25.06%		43.23%
Ratios to Average Net Assets:
Net expenses	0.83	%(4)	0.81	%(4)(7)	0.83	%(4)	0.90	%(4)	0.85	%(4)	0.91	%(4)(8)
Net expenses excluding interest expenses	0.83	%(4)	N/A		0.83	%(4)	N/A		N/A		N/A
Net investment loss	(0.65	)%(4)	(0.78	)%(4)(7)	(0.82	)%(4)	(0.43	)%(4)	(0.38	)%(4)	(0.52	)%(4)(8)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.01	%(7)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$2,746,086		$3,201,566		$3,150,156		$730,090		$255,670		$86,453
Portfolio turnover rate	72%		17	%(6)	55%		93%		73%		69%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	0.95%	(0.56)%

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$52.06		$59.08		$30.72		$28.53		$31.96		$25.41
Income (loss) from investment operations:
Net investment loss(2)	(0.88)		(0.08)		(0.74)		(0.42)		(0.42)		(0.44)
Net realized and unrealized gain (loss)	(2.65)		0.38		31.94		5.66		6.16		9.90
Total income (loss) from investment operations	(3.53)		0.30		31.20		5.24		5.74		9.46
Less distributions from:
Net investment income	(0.00	)(3)	—		—		—		—		—
Net realized gain	(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$38.71		$52.06		$59.08		$30.72		$28.53		$31.96
Total Return(4)	(7.25)%		0.38	%(8)	112.77%		21.00%		23.77%		41.68%
Ratios to Average Net Assets:
Net expenses	1.80	%(5)(6)	1.77	%(5)(9)	1.83	%(5)	1.90	%(5)	1.89	%(5)	2.02	%(5)(6)
Net expenses excluding interest expenses	1.80	%(5)(6)	N/A		1.83	%(5)	N/A		N/A		N/A
Net investment loss	(1.62	)%(5)(6)	(1.73	)%(5)(9)	(1.82	)%(5)	(1.44	)%(5)	(1.49	)%(5)	(1.58	)%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)	0.01	%(9)	0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$357,118		$386,615		$373,580		$117,696		$28,371		$2,656
Portfolio turnover rate	72%		17	%(8)	55%		93%		73%		69%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Amount is less than $0.005 per share.

  (4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2021	1.81%	(1.63)%
November 30, 2017	2.13	(1.69)

(7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2021		2020(1)		2020(1)		2019(1)		2018(1)		2017(1)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$92.39		$99.17		$49.05		$43.34		$43.55		$33.23
Income (loss) from investment operations:
Net investment loss(2)	(0.52)		(0.06)		(0.60)		(0.11)		(0.24)		(0.18)
Net realized and unrealized gain (loss)	(5.01)		0.60		53.56		8.87		9.20		13.41
Total income (loss) from investment operations	(5.53)		0.54		52.96		8.76		8.96		13.23
Less distributions from:
Net investment income	(0.05)		—		—		—		—		—
Net realized gain	(9.82)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Total distributions	(9.87)		(7.32)		(2.84)		(3.05)		(9.17)		(2.91)
Net asset value, end of period	$76.99		$92.39		$99.17		$49.05		$43.34		$43.55
Total Return(3)	(6.24)%		0.46	%(7)	115.12%		22.01%		25.09%		43.35%
Ratios to Average Net Assets:
Net expenses	0.72	%(4)(5)	0.71	%(4)(8)	0.73	%(4)(5)	0.77	%(4)(5)	0.84	%(4)(5)	0.85	%(4)(5)
Net expenses excluding interest expenses	0.72	%(4)(5)	N/A		0.73	%(4)(5)	N/A		N/A		N/A
Net investment loss	(0.53	)%(4)(5)	(0.68	)%(4)(8)	(0.75	)%(4)(5)	(0.22	)%(4)(5)	(0.57	)%(4)(5)	(0.48	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$209,463		$95,977		$81,699		$423		$730		$14
Portfolio turnover rate	72%		17	%(7)	55%		93%		73%		69%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2021	0.73%	(0.54)%
November 30, 2020	0.76	(0.78)
November 30, 2019	0.78	(0.23)
November 30, 2018	2.80	(2.53)
November 30, 2017	17.07	(16.70)

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31, 2021		FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31, 2020(1)		FOR THE YEAR ENDED NOVEMBER 30, 2020(1)		FOR THE PERIOD JULY 12, 2019(2) TO NOVEMBER 30, 2019(1)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$92.65		$99.43		$49.17		$51.67
Income (loss) from investment operations:
Net investment loss(3)	(0.54)		(0.06)		(0.47)		(0.05)
Net realized and unrealized gain (loss)	(5.00)		0.60		53.57		(2.45)
Total income (loss) from investment operations	(5.54)		0.54		53.10		(2.50)
Less dividends and distributions from:
Net investment income	(0.05)		—		—		—
Net realized gain	(9.82)		(7.32)		(2.84)		—
Total dividends and distributions	(9.87)		(7.32)		(2.84)		—
Net asset value, end of period	$77.24		$92.65		$99.43		$49.17
Total Return(4)	(6.23)%		0.46	%(8)	115.13%		(4.84	)%(8)
Ratios to Average Net Assets:
Net expenses	0.72	%(5)	0.71	%(5)(9)	0.73	%(5)	0.77	%(5)(6)(9)
Net expenses excluding interest expenses	0.72	%(5)	N/A		0.73	%(5)	N/A
Net investment loss	(0.55	)%(5)	(0.68	)%(5)(9)	(0.71	)%(5)	(0.28	)%(5)(6)(9)
Rebate from Morgan Stanley affiliate	0.00	%(7)	0.01	%(9)	0.01%		0.01	%(9)
Supplemental Data:
Net assets, end of period, in thousands	$195,328		$317,213		$315,757		$133,266
Portfolio turnover rate	72%		17	%(8)	55%		93%

  (1)  Not consolidated.

  (2)  Commencement of Offering.

  (3)  The per share amounts were computed using an average number of shares outstanding during the period.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2019	0.81%	(0.32)%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Insight Fund:

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Morgan Stanley Insight Fund (the "Fund"), including the consolidated portfolio of investments, as of December 31, 2021, and the related consolidated statements of operations and changes in net assets for the year then ended and the statement of changes in net assets for the period from December 1, 2020 through December 31, 2020 and the year ended November 30, 2020, the consolidated financial highlights for the year ended December 31, 2021 and the financial highlights for the period from December 1, 2020 through December 31, 2020 and each of the four years in the period ended November 30, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of Morgan Stanley Insight Fund at December 31, 2021, the consolidated results of its operations and the consolidated changes in its net assets for the year then ended and the changes in its net assets for the period from December 1, 2020 through December 31, 2020 and the year ended November 30, 2020 and its consolidated financial highlights for the year ended December 31, 2021 and its financial highlights for the period from December 1, 2020 through December 31, 2020 and each of the four years in the period ended November 30, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 28, 2022

Morgan Stanley Insight Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited)   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Frank L. Bowman c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1944	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

77

Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of Fairhaven United Methodist Church; Member of the Board of Advisors of the Dolphin Scholarship Foundation; Director of other various nonprofit organizations; formerly, Director of BP, plc (November 2010-May 2019).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Kathleen A. Dennis c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1953	Trustee	Since August 2006	Chairperson of the Governance Committee (since January 2021), Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since August 2006); President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	77	Board Member, University of Albany Foundation (2012-present); Board Member, Mutual Funds Directors Forum (2014-present); Director of various non-profit organizations.
Nancy C. Everett c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1955	Trustee	Since January 2015	Chairperson of the Equity Investment Committee (since January 2021); Director or Trustee of various Morgan Stanley Funds (since January 2015); Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013) and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	78

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Jakki L. Haussler c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1957	Trustee	Since January 2015	Director or Trustee of various Morgan Stanley Funds (since January 2015); Chairman, Opus Capital Group (since 1996); formerly, Chief Executive Officer, Opus Capital Group (1996-2019); Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	78

Director, Barnes Group Inc. (since July 2021); Director of Cincinnati Bell Inc. and Member, Audit Committee and Chairman, Governance and Nominating Committee; Director of Service Corporation International and Member, Audit Committee and Investment Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Dr. Manuel H. Johnson c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002 Birth Year: 1949	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee (since January 2021), Chairperson of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	77	Director of NVR, Inc. (home construction).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Joseph J. Kearns c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1942	Trustee	Since August 1994	Senior Adviser, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust (1982-1999).	78	Director, Rubicon Investments (since February 2019); Prior to August 2016, Director of Electro Rent Corporation (equipment leasing); Prior to December 31, 2013, Director of The Ford Family Foundation.
Michael F. Klein c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1958	Trustee	Since August 2006

Chairperson of the Risk Committee (since January 2021); Managing Director, Aetos Alternatives Management, LP (since March 2000); Co-President, Aetos Alternatives Management, LP (since January 2004) and Co-Chief Executive Officer of Aetos Alternatives Management, LP (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and President, various Morgan Stanley Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				77	Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Patricia A. Maleski c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1960	Trustee	Since January 2017	Director or Trustee of various Morgan Stanley Funds (since January 2017); Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer-Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	78	Trustee, Nutley Family Service Bureau, Inc. (since January 2022).
W. Allen Reed c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1947	Chair of the Board and Trustee	Chair of the Board since August 2020 and Trustee since August 2006	Chair of the Boards of various Morgan Stanley Funds (since August 2020); Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Vice Chair of the Boards of various Morgan Stanley Funds (January 2020-August 2020); President and Chief Executive Officer of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	77	Formerly, Director of Legg Mason, Inc. (2006-2019); and Director of the Auburn University Foundation (2010-2015).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Frances L. Cashman c/o Perkins Coie LLP Counsel to the Independent Trustess 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1961	Advisory Board Member	Advisory Board Member Since January 2022	Chief Executive Officer, Asset Management Division, Euromoney Institutional Investor PLC (financial information) (May 2021-Present); Executive Vice President and various other roles, Legg Mason & Co. (asset management) (2010-2020); Managing Director, Stifel Nicolaus (2005-2010).	78

Trustee and Investment Committee Member, GeorgiaTech Foundation (since June 2019); Trustee and Chair of Marketing Committee, Loyola Blakefield (Since September 2017); Trustee, MMI Gateway Foundation (since September 2017); Director and Investment Committee Member, Catholic Community Foundation Board (2012-2018); Director and Investment Committee Member, St. Ignatius Loyola Academy (2011-2017).

Eddie A. Grier c/o Perkins Coie LLP Counsel to the Independent Trustess 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1955	Advisory Board Member	Advisory Board Member Since January 2022	Dean, Santa Clara University Leavey School of Business (since April 2021); Dean, Virginia Commonwealth University School of Business (2010-2021); President and various other roles, Walt Disney Company (entertainment and media) (1981-2010).	78

Director, Witt/Keiffer, Inc. (executive search) (since 2016); Director, NuStar GP, LLC (energy) (since August 2021); Director, Sonida Senior Living, Inc. (residential community operator) (2016-2021); Director, NVR, Inc. (homebuilding) (2013-2020); Director, Middleburg Trust Company (wealth management) (2014-2019); Director, Colonial Williamsburg Company (since 2012); Regent, University of Massachusetts Global (since 2021); Director and Chair, ChildFund International (2012-2021); Trustee, Brandman University (2010-2021); Director, Richmond Forum (2012-2019).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2021) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Address and Birth Year of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon 522 Fifth Avenue New York, NY 10036 Birth Year: 1963	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser.

Deidre A. Downes 1633 Broadway New York, NY 10019 Birth Year: 1977	Chief Compliance Officer	Since November 2021

Executive Director of the Adviser (since January 2021) and Chief Compliance Officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and Corporate Counsel at PGIM and Prudential Financial (October 2016-December 2020).

Francis J. Smith 522 Fifth Avenue New York, NY 10036 Birth Year: 1965	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2022	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin 1633 Broadway New York, NY 10019 Birth Year: 1967	Secretary	Since June 1999	Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key 522 Fifth Avenue New York, NY 10036 Birth Year: 1979	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Executive Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.

Morgan Stanley Insight Fund

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2021.

The Fund designated and paid $750,863,922 as a long-term capital gain distribution.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2022 Morgan Stanley

INSIGHTANN
3997378 EXP 02.28.23

Item 2. Code of Ethics.

(a)            The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)            No information need be disclosed pursuant to this paragraph.

(c)            Not applicable.

(d)            Not applicable.

(e)            Not applicable.

(f)

(1)            The registrant’s Code of Ethics is attached hereto as Exhibit 13 A.

(2)            Not applicable.

(3)            Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2021

	Registrant		Covered Entities(1)
Audit Fees	$56,063		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$—	(3)	$—	(4)
All Other Fees	$—		$26,678,468	(5)
Total Non-Audit Fees	$—		$26,678,468

Total	$56,063		$26,678,468

December 1, 2020 To December 31, 2020

	Registrant		Covered Entities(1)
Audit Fees	$30,000		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$—	(3)	$ 231,320	(4)
All Other Fees	$—		$—	(5)
Total Non-Audit Fees	$—		$231,320

Total	$30,000		$231,320

2020

	Registrant		Covered Entities(1)
Audit Fees	$47,332		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$—	(3)	$306,320	(4)
All Other Fees	$—		$30,000	(5)
Total Non-Audit Fees	$—		$336,320

Total	$47,332		$336,320

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5)	The fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004 AND JUNE 12 AND 13, 20193

1.	Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

3 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

2.	Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.	Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix A. All other Audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-CEN and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix A. All other Audit-related services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.	Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix A. All Tax services in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.	All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix A. Permissible All Other services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.	Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.	Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Principal Financial and Accounting Officer and must include a detailed description of the services to be rendered. The Fund’s Principal Financial and Accounting Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee or Chairperson of the Audit Committee will be submitted to the Audit Committee by the Fund's Principal Financial and Accounting Officer, who, after consultation with the Independent Auditors, will discuss whether, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Principal Financial and Accounting Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Principal Financial and Accounting Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Principal Financial and Accounting Officer and management will immediately report to the Chairperson of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Principal Financial and Accounting Officer or any member of management.

9.	Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with the PCAOB’s Ethics and Independence Rule 3526, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.	Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Funds

Morgan Stanley & Co. LLC

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

Morgan Stanley Smith Barney LLC

Morgan Stanley Capital Management LLC

Morgan Stanley Asia Limited

Morgan Stanley Services Group

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h)  The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

APPENDIX A

Pre-Approved Audit Services

Service Range of Fees
	The Fund(s)	Covered Entities
Statutory audits or financial audits for the Funds	For a complete list of fees, please contact the legal department **	N/A

Services associated with SEC registration statements (including new fund filings/seed audits), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters

	*	*

Consultations by the Fund’s management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be “audit related” services rather than “audit” services)

	*	*

Pre-Approved Audit-Related Services

Service Range of Fees
	The Fund(s)	Covered Entities
Attest procedures not required by statute or regulation	*	*
Due diligence services pertaining to potential fund mergers	*	*

Consultations by the Fund’s management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be “audit” services rather than “audit-related” services)

	*	*
General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act	*	*

Pre-Approved Tax Services

Service Range of Fees
	The Fund(s)	Covered Entities
U.S. federal, state and local tax planning and advice	*	*
U.S. federal, state and local tax compliance	*	*
International tax planning and advice	*	*
International tax compliance	*	*
Review/preparation of federal, state, local and international income, franchise, and other tax returns	$450,000 PwC	N/A
Identification of Passive Foreign Investment Companies	$150,000 PwC	*
PwC ITV Tool – assist in determining which Fund holdings have foreign capital gains tax exposure	$125,000 PwC	*

Foreign Tax Services - Preparation of local foreign tax returns and assistance with local tax compliance issues (including maintenance of transaction schedules, assistance in periodic tax remittances, tax registration, representing funds before foreign revenue authorities and assistance with assessment orders)

	$500,000 PwC	*
Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies	*	*
Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund’s tax compliance function)	*	*

Pre-Approved All Other Services

Service Range of Fees
	The Fund(s)	Covered Entities
Risk management advisory services, e.g., assessment and testing of security infrastructure controls	*	*

*Aggregate fees related to the pre-approved services will be limited to 10% of the 2021/2022 annual fees for audit and tax services (see fee schedule distributed by the Auditors).

** Audit and tax services for new funds/portfolios will be subject to the maximum audit and tax fee for a fund/portfolio on fee schedule distributed by the Auditors.

Prohibited Non-Audit Services

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser or investment banking services

•	Legal services

•	Expert services unrelated to the audit

Item 5. Audit Committee of Listed Registrants.

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Nancy C. Everett and Jakki L. Haussler.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
February 16, 2022